Label	Element	Value
PGI [Member]
Non-current liabilities	ifrs-full_NoncurrentLiabilities	$ 2,834,000,000
Current assets	ifrs-full_CurrentAssets	641,000,000
Current liabilities	ifrs-full_CurrentLiabilities	1,164,000,000
PGI [Member] | Previously Reported [Member]
Non-current liabilities	ifrs-full_NoncurrentLiabilities	2,483,000,000
Current assets	ifrs-full_CurrentAssets	853,000,000
Current liabilities	ifrs-full_CurrentLiabilities	1,163,000,000
PGI [Member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Non-current liabilities	ifrs-full_NoncurrentLiabilities	351,000,000
Current assets	ifrs-full_CurrentAssets	(212,000,000)
Current liabilities	ifrs-full_CurrentLiabilities	$ 1,000,000